Versatile Bond Portfolio
Versatile Bond Portfolio May 31, 2017 PORTFOLIO SUMMARY Class A — PRVDX | Class C — PRVHX | Class I — PRVBX
Investment Objective
Versatile Bond Portfolio seeks to earn high current income.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio. You may qualify for initial sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Portfolios of Permanent Portfolio Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Your Investment — How Sales Charges are Calculated and — Sales Charge Reductions and Waivers” in the Portfolio’s Prospectus and “Additional Purchase, Sale (Redemption) and Account Information — Initial Sales Charges on Class A Shares” in the Portfolio’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Versatile Bond Portfolio	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	1.00%	[1]	1.00%	[1]	none
[1]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Versatile Bond Portfolio		Class A	Class C	Class I
Management Fees		1.19%	1.19%	1.19%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Operating Expenses		0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses		1.47%	2.22%	1.22%
Fee Waivers and Expense Limitation	[1]	(0.38%)	(0.38%)	(0.38%)
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation		1.09%	1.84%	0.84%
[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement effective through June 1, 2018, the Portfolio’s investment adviser has contractually agreed to waive a portion of its Management Fee payable by the Portfolio so that the Management Fee paid by the Portfolio does not exceed an annual rate of .8125% of the Portfolio’s average daily net assets. The Agreement may be terminated or amended only with the approval of the Trust’s Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Versatile Bond Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	507	813	1,141	2,065
Class C	292	665	1,167	2,546
Class I	86	351	636	1,450

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Versatile Bond Portfolio | Class C | USD ($)	189	665	1,167	2,546

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26.35% of the average value of its portfolio.
Principal Investment Strategies
In pursuit of its investment objective, under normal market conditions, the Portfolio invests at least 80% of its assets in bonds, which may include debt securities of all types and of any maturity. For purposes of this Portfolio, “bonds” may include:
  obligations of U.S. and non-U.S. issuers, including corporate bonds, convertible bonds and commercial paper;
  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
  obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises;
  obligations of supranational entities;
  bank obligations, including certificates of deposit, fixed time deposits, bank notes and bankers’ acceptances; and
  repurchase agreements.
The Portfolio may invest in bonds with a range of maturities from short- to long-term and does not attempt to maintain any pre-set average portfolio maturity or duration. The Portfolio’s duration will vary, depending on the investment adviser’s forecast of interest rates and its assessment of market risks generally. Duration is a measure of a security’s price sensitivity to changes in prevailing interest rates. Generally, the longer a security’s duration, the more sensitive it will be to changes in interest rates. The Portfolio’s investments may have fixed or variable principal payments and any type of interest rate payment and reset terms (including fixed, floating, variable and inverse floating rates, zero coupon, contingent, deferred, stripped and payment in-kind).

The Portfolio may invest in bonds issued by non-U.S. issuers, including obligations that are tied economically to emerging (less developed) market countries. Such bonds may be denominated in U.S. dollars as well as foreign currencies, and, while the Portfolio may enter into forward currency contracts and currency futures contracts to hedge foreign currency risks, it is not obligated to do so. Generally, the Portfolio does not hedge against foreign currency risks.

The Portfolio may invest in both “investment grade” and “below investment grade” bonds (commonly known as “high yield” or “junk” bonds). Investment grade bonds are debt securities that are rated in the top four rating categories by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), rated similarly by another independent rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”), or if unrated, determined by the Portfolio’s investment adviser to be of comparable quality. The Portfolio may invest up to 50% of its net assets in bonds that are rated below investment grade (i.e., bonds rated below BBB-/Baa3/BBB- by Standard & Poor’s, Moody’s or Fitch, respectively, or if unrated, determined by the Portfolio’s investment adviser to be of comparable quality) at the time of investment. Such bonds and unrated securities of similar credit quality may provide higher returns than investment grade bonds, but are subject to greater levels of credit, liquidity and interest rate risks.

The investment adviser will manage the Portfolio’s assets based upon its assessment of market, economic and other conditions. The investment adviser will consider various factors, including the financial condition, credit quality and credit risk of the issuer, the relative yield of the security and other security specific-features, current and potential future valuation and liquidity risks, economic and political risks of the country of the issuer, currency exchange rates, the security’s impact on the overall risk return characteristics of the Portfolio and other factors. The Portfolio’s risk profile may vary significantly over time.

Unlike many fixed income funds that pay out dividends monthly or quarterly, the Portfolio follows a dividend policy that permits (but does not assure that) its net asset value per share to rise by distributing its net investment income and net capital gains, if any, only once a year, thus enabling the Portfolio to retain a greater portion of its assets on which interest may continue to be earned.
Principal Investment Risks
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:
  Market risk — the value of the Portfolio’s assets will fluctuate as the bond market fluctuates. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio, or less than it was worth at an earlier time. Debt securities may decline in value due to factors affecting individual issuers, securities markets generally or particular industries or sectors within the securities markets.
  Interest rate risk — changes in interest rates will affect the value of the Portfolio’s investments. Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall. As of the date of this Prospectus, U.S. interest rates are near historic lows, but may rise significantly or rapidly, exposing the Portfolio to a heightened level of interest rate risk which may result in losses to the Portfolio. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Portfolio’s sensitivity to interest rate risk will increase with any increase in the Portfolio’s overall duration.
  Credit risk — an issuer or guarantor of debt securities, or the counterparty to an investment contract or repurchase agreement, may be unable or unwilling to pay principal and interest when due, or otherwise honor its obligations.
  Income risk — the Portfolio’s income generally declines during periods of falling interest rates because the Portfolio must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, call or buy-back) at a lower rate of interest or return.
  Prepayment and extension risk — issuer call or prepayment risk is the risk that a security held by the Portfolio may be paid off by the issuer more quickly than originally anticipated, thereby shortening duration, and the Portfolio may then have to reinvest the proceeds in an investment offering a lower yield, and may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the magnitude of resulting price declines.
  Below investment grade bond risk — below investment grade bonds (also referred to as “high yield” or “junk” bonds) involve greater risk of loss because they are subject to greater levels of credit and liquidity risks. Below investment grade bonds are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. The prices of below investment grade bonds fluctuate more than higher rated bonds. Below investment grade bonds are generally less liquid, especially during periods of economic uncertainty or change, than higher-rated bonds. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Portfolio’s ability to sell securities in response to specific economic events or to meet redemption requests.
  Risks of investing in foreign and emerging markets — investments in foreign securities involve risks that are in addition to the risks associated with investing in U.S. securities. The risks of investing in securities of foreign issuers can include, among others: unfavorable differences in liquidity and volatility; less developed or less efficient trading markets; less stringent accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition; social, political or economic instability; foreign currency exchange controls and foreign taxation issues; the risk of expropriation of assets or nationalization of a company or industry by foreign governments; currency risk (i.e., the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment); and settlement, custodial or other operational risks. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, foreign markets can perform differently than the U.S. market. Investing in emerging (less developed) markets may involve higher levels of each of these risks.
  Risks of investing in foreign government and supranational organization obligations — no established secondary markets may exist for many foreign government and supranational organization obligations. The Portfolio may have limited legal recourse in the event of a default with respect to foreign government and supranational organization obligations it holds.
  Currency risk — foreign debt securities may be issued and traded in foreign currencies. Revenue from such securities also will be denominated in foreign currencies. The market values in U.S. dollars of foreign debt securities and income from debt securities denominated in foreign currencies may be adversely affected by reductions in the value of those currencies relative to the U.S. dollar.
  Liquidity risk — certain of the Portfolio’s investments may be or become illiquid. An illiquid investment may be difficult to sell or value and the Portfolio may be unable to sell illiquid investments at the time or price it desires and could lose its entire investment in such investments. The Portfolio also may be required to dispose of other investments at unfavorable times or prices to satisfy its obligations, which may result in a loss or may be costly to the Portfolio.
  Redemption risk — market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The Portfolio may experience periods of heavy redemptions that could cause it to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio’s performance.
  Hedging risk — forward currency contracts and currency futures contracts may be used to hedge foreign currency risk. Hedging tends to limit any potential gain that may be realized if the value of the Portfolio’s assets increases because of currency fluctuations. In addition, hedging may increase the Portfolio’s expenses. There is a risk that these contracts intended as a hedge may not perform as intended, in which case the Portfolio may not be able to minimize the effects of foreign currency fluctuations and may suffer a loss. Use of these contracts also could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency.
  Inflation risk — the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater if the Portfolio invests a significant portion of its assets in bonds with longer maturities.
  Security selection risk — securities selected for the Portfolio may perform differently than expected.

Performance
The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with three broad-based market indexes. The indexes are described in “Descriptions of Market Indexes” in the Portfolio’s Prospectus. The Portfolio changed its investment strategies on May 30, 2012. The Barclays Capital Global Aggregate (Excluding Securitized) Bond Index has characteristics relevant to the Portfolio’s current investment strategies as described in this Prospectus. Performance for periods prior to May 30, 2012 reflects the Portfolio’s results under its prior investment strategies. Such performance should not be considered predictive or representative of results the Portfolio may experience under its current investment strategies. The Citigroup AAA/AA 1-3 Year Corporate Bond Index and the Citigroup A 1-3 Year Corporate Bond Index have characteristics relevant to the Portfolio’s investment strategies in effect prior to May 30, 2012. If the investment adviser had not agreed to waive or reimburse certain Portfolio expenses during this period, the Portfolio’s returns would have been less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

The bar chart and table below show the Portfolio’s returns for Class I shares. No performance information is presented for Class A shares or Class C shares because the inception date for Class A and Class C shares was May 31, 2016. Performance information for Class A and Class C shares will be available after those share classes have been in operation for one full calendar year. The returns for Class A and Class C shares would have been lower than Class I shares’ returns shown in the bar chart and table because the expenses of the classes are higher.
Versatile Bond Portfolio Annual Total Returns Years Ended December 31

The year-to-date return through the calendar quarter ended March 31, 2017 was .15%.

Highest/lowest quarterly return during the period shown:

Highest Quarter	Lowest Quarter

2nd Quarter 2016 7.27%	4th Quarter 2015 -3.57%

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - Versatile Bond Portfolio	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Class I	14.44%	3.88%	3.01%	3.55%	Sep. 27, 1991
Class I | Return After Taxes on Distributions	12.89%	2.30%	1.86%	2.44%	Sep. 27, 1991
Class I | Return After Taxes on Distributions and Sale of Portfolio Shares	8.19%	2.32%	1.86%	2.35%	Sep. 27, 1991
Barclays Capital Global Aggregate (Excluding Securitized) Bond Index (reflects no deductions for fees, expenses or taxes)	2.28%	(0.09%)	3.19%	5.38%	Sep. 27, 1991
Citigroup AAA/AA 1-3 Year Corporate Bond Index (reflects no deductions for fees, expenses or taxes)	1.15%	1.14%	2.54%	4.55%	Sep. 27, 1991
Citigroup A 1-3 Year Corporate Bond Index (reflects no deductions for fees, expenses or taxes)	1.84%	1.90%	3.04%	4.85%	Sep. 27, 1991
[1]	The Portfolio’s inception date was September 27, 1991.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).